American Century Investments®
Quarterly Portfolio Holdings
American Century® STOXX® U.S. Quality Growth ETF (QGRO)
May 28, 2021

American Century STOXX® U.S. Quality Growth ETF - Schedule of Investments
MAY 28, 2021 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 99.6%
Air Freight and Logistics — 0.4%
FedEx Corp.	1,170	368,328
United Parcel Service, Inc., Class B	1,742	373,833
XPO Logistics, Inc.(1)	1,707	250,809
		992,970
Auto Components — 0.1%
Aptiv plc(1)	1,322	198,855
Beverages — 0.9%
Boston Beer Co., Inc. (The), Class A(1)	1,131	1,196,779
Monster Beverage Corp.(1)	9,482	893,868
		2,090,647
Biotechnology — 5.6%
Alexion Pharmaceuticals, Inc.(1)	2,059	363,516
Exelixis, Inc.(1)	35,183	793,377
Neurocrine Biosciences, Inc.(1)	23,152	2,227,685
Regeneron Pharmaceuticals, Inc.(1)	8,409	4,224,934
Vertex Pharmaceuticals, Inc.(1)	24,522	5,116,025
		12,725,537
Building Products — 0.4%
Masco Corp.	6,072	366,202
Owens Corning	3,512	374,555
Trex Co., Inc.(1)	2,045	199,204
		939,961
Capital Markets — 3.6%
Blackstone Group, Inc. (The), Class A	2,504	232,046
Charles Schwab Corp. (The)	3,071	226,793
FactSet Research Systems, Inc.	1,109	370,805
LPL Financial Holdings, Inc.	16,268	2,405,712
MarketAxess Holdings, Inc.	3,388	1,580,638
Moody's Corp.	1,092	366,202
MSCI, Inc.	1,216	569,246
S&P Global, Inc.	1,482	562,375
Stifel Financial Corp.	5,353	370,856
T. Rowe Price Group, Inc.	1,038	198,621
Tradeweb Markets, Inc., Class A	14,750	1,235,755
		8,119,049
Chemicals — 0.4%
Celanese Corp.	1,195	197,713
FMC Corp.	2,113	246,566
RPM International, Inc.	3,888	363,644
		807,923
Commercial Services and Supplies — 1.2%
Cintas Corp.	555	196,215
Republic Services, Inc.	5,142	561,403
Stericycle, Inc.(1)	2,511	197,264
Tetra Tech, Inc.	1,632	194,975
Waste Management, Inc.	10,650	1,498,242
		2,648,099

Construction Materials — 0.1%
Vulcan Materials Co.	1,073	196,702
Consumer Finance — 0.5%
American Express Co.	1,240	198,561
Upstart Holdings, Inc.(1)	5,927	878,500
		1,077,061
Electrical Equipment — 0.1%
Generac Holdings, Inc.(1)	619	203,478
Electronic Equipment, Instruments and Components — 0.2%
Corning, Inc.	4,554	198,691
IPG Photonics Corp.(1)	952	199,216
		397,907
Entertainment — 0.2%
Netflix, Inc.(1)	392	197,101
Take-Two Interactive Software, Inc.(1)	1,064	197,436
		394,537
Equity Real Estate Investment Trusts (REITs) — 1.7%
American Tower Corp.	780	199,259
Crown Castle International Corp.	14,612	2,768,974
Kimco Realty Corp.	17,676	376,675
Lamar Advertising Co., Class A	3,540	371,063
SBA Communications Corp.	664	197,952
		3,913,923
Food and Staples Retailing — 0.2%
BJ's Wholesale Club Holdings, Inc.(1)	8,360	374,444
Costco Wholesale Corp.	510	192,918
		567,362
Food Products — 0.7%
Darling Ingredients, Inc.(1)	16,902	1,157,111
Hershey Co. (The)	2,108	364,789
		1,521,900
Health Care Equipment and Supplies — 6.5%
Abbott Laboratories	3,124	364,415
Align Technology, Inc.(1)	7,544	4,452,092
Boston Scientific Corp.(1)	4,573	194,581
DexCom, Inc.(1)	548	202,426
Hill-Rom Holdings, Inc.	3,327	370,228
IDEXX Laboratories, Inc.(1)	10,311	5,754,672
Novocure Ltd.(1)	987	201,348
Penumbra, Inc.(1)	785	195,551
Stryker Corp.	762	194,516
West Pharmaceutical Services, Inc.	7,912	2,749,499
		14,679,328
Health Care Providers and Services — 2.5%
Amedisys, Inc.(1)	3,048	787,512
Chemed Corp.	745	366,048
DaVita, Inc.(1)	3,031	363,932
Encompass Health Corp.	4,303	369,154
HCA Healthcare, Inc.	1,729	371,372
LHC Group, Inc.(1)	2,862	563,385
Molina Healthcare, Inc.(1)	11,653	2,929,098
		5,750,501
Health Care Technology — 0.9%
Cerner Corp.	4,737	370,671

Veeva Systems, Inc., Class A(1)	6,033	1,757,654
		2,128,325
Hotels, Restaurants and Leisure — 3.4%
Chipotle Mexican Grill, Inc.(1)	1,734	2,379,013
Domino's Pizza, Inc.	864	368,816
Starbucks Corp.	1,952	222,294
Texas Roadhouse, Inc.	23,385	2,355,103
Wendy's Co. (The)	68,473	1,589,943
Yum China Holdings, Inc.	5,591	378,175
Yum! Brands, Inc.	3,050	365,909
		7,659,253
Household Durables — 2.1%
D.R. Horton, Inc.	3,880	369,725
NVR, Inc.(1)	76	371,429
PulteGroup, Inc.	38,731	2,238,265
Tempur Sealy International, Inc.	37,360	1,438,360
Whirlpool Corp.	1,525	361,562
		4,779,341
Household Products — 0.4%
Clorox Co. (The)	2,817	497,848
Procter & Gamble Co. (The)	2,710	365,444
		863,292
Industrial Conglomerates — 0.2%
3M Co.	1,802	365,878
Insurance — 0.2%
Alleghany Corp.(1)	278	199,207
Aon plc, Class A	774	196,108
		395,315
Interactive Media and Services — 4.6%
Alphabet, Inc., Class C(1)	2,255	5,438,068
Facebook, Inc., Class A(1)	13,807	4,538,775
Match Group, Inc.(1)	2,570	368,487
		10,345,330
Internet and Direct Marketing Retail — 3.0%
Amazon.com, Inc.(1)	971	3,129,601
eBay, Inc.	61,737	3,758,549
		6,888,150
IT Services — 2.4%
EPAM Systems, Inc.(1)	4,171	1,992,070
Gartner, Inc.(1)	2,423	561,748
Genpact Ltd.	8,160	373,238
Globant SA(1)	919	200,222
Mastercard, Inc., Class A	539	194,353
PayPal Holdings, Inc.(1)	7,687	1,998,774
Visa, Inc., Class A	863	196,160
		5,516,565
Leisure Products — 0.7%
Brunswick Corp.	14,711	1,503,906
Life Sciences Tools and Services — 2.8%
Avantor, Inc.(1)	6,191	199,041
Bruker Corp.	2,817	195,612
Illumina, Inc.(1)	4,170	1,691,519
IQVIA Holdings, Inc.(1)	823	197,652
Mettler-Toledo International, Inc.(1)	176	228,967
PerkinElmer, Inc.	20,324	2,948,403

PRA Health Sciences, Inc.(1)	3,267	558,395
Repligen Corp.(1)	2,169	396,081
		6,415,670
Machinery — 0.7%
AGCO Corp.	2,655	367,372
Cummins, Inc.	1,418	364,823
Oshkosh Corp.	2,794	367,244
Snap-on, Inc.	1,447	368,435
Xylem, Inc.	1,680	198,442
		1,666,316
Media — 0.3%
Altice USA, Inc., Class A(1)	5,339	192,524
Cable One, Inc.	107	194,265
News Corp., Class A	8,682	234,327
		621,116
Metals and Mining — 0.4%
Nucor Corp.	3,657	374,989
Reliance Steel & Aluminum Co.	2,194	368,745
Royal Gold, Inc.	1,584	196,052
		939,786
Multiline Retail — 2.6%
Dollar General Corp.	1,803	365,937
Dollar Tree, Inc.(1)	3,713	362,017
Target Corp.	22,752	5,162,884
		5,890,838
Oil, Gas and Consumable Fuels — 0.5%
Cimarex Energy Co.	5,599	379,332
EOG Resources, Inc.	2,486	199,725
Ovintiv, Inc.	14,558	387,680
Williams Cos., Inc. (The)	7,528	198,288
		1,165,025
Personal Products — 0.1%
Estee Lauder Cos., Inc. (The), Class A	697	213,644
Pharmaceuticals — 0.2%
Eli Lilly & Co.	1,857	370,917
Zoetis, Inc.	1,122	198,235
		569,152
Professional Services — 2.4%
Booz Allen Hamilton Holding Corp.	43,225	3,671,099
CACI International, Inc., Class A(1)	1,434	365,613
CoStar Group, Inc.(1)	1,175	1,003,450
ManpowerGroup, Inc.	3,011	364,301
		5,404,463
Real Estate Management and Development — 0.3%
CBRE Group, Inc., Class A(1)	4,190	367,798
Jones Lang LaSalle, Inc.(1)	1,823	368,702
		736,500
Road and Rail — 1.2%
J.B. Hunt Transport Services, Inc.	1,383	237,240
Kansas City Southern	666	198,255
Old Dominion Freight Line, Inc.	8,900	2,362,505
		2,798,000
Semiconductors and Semiconductor Equipment — 15.7%
Advanced Micro Devices, Inc.(1)	65,566	5,250,525
Applied Materials, Inc.	21,185	2,926,284

Entegris, Inc.	5,123	586,327
KLA Corp.	9,249	2,930,916
Lam Research Corp.	4,830	3,138,776
Lattice Semiconductor Corp.(1)	14,734	781,933
Maxim Integrated Products, Inc.	36,175	3,690,212
MKS Instruments, Inc.	1,961	369,119
Monolithic Power Systems, Inc.	3,453	1,184,793
NVIDIA Corp.	3,790	2,462,666
ON Semiconductor Corp.(1)	4,909	196,556
Qorvo, Inc.(1)	3,027	553,094
QUALCOMM, Inc.	28,763	3,869,774
Teradyne, Inc.	16,911	2,238,171
Texas Instruments, Inc.	23,216	4,406,861
Universal Display Corp.	5,417	1,169,314
		35,755,321
Software — 17.7%
Adobe, Inc.(1)	15,478	7,809,889
Aspen Technology, Inc.(1)	10,239	1,397,316
Atlassian Corp. plc, Class A(1)	869	202,720
Autodesk, Inc.(1)	23,854	6,818,904
Cadence Design Systems, Inc.(1)	24,492	3,110,239
Citrix Systems, Inc.	3,213	369,367
Crowdstrike Holdings, Inc., Class A(1)	5,492	1,220,048
Datadog, Inc., Class A(1)	2,182	198,671
Digital Turbine, Inc.(1)	9,020	596,853
DocuSign, Inc.(1)	5,990	1,207,704
Fair Isaac Corp.(1)	1,163	588,548
Fortinet, Inc.(1)	19,655	4,295,404
HubSpot, Inc.(1)	2,386	1,203,451
Intuit, Inc.	1,316	577,842
j2 Global, Inc.(1)	2,947	366,990
Microsoft Corp.	5,182	1,293,842
Oracle Corp. (New York)	4,666	367,401
Palo Alto Networks, Inc.(1)	541	196,518
Paycom Software, Inc.(1)	3,638	1,199,085
Paylocity Holding Corp.(1)	1,169	198,531
Proofpoint, Inc.(1)	1,144	197,695
PTC, Inc.(1)	8,678	1,164,067
ServiceNow, Inc.(1)	4,166	1,974,184
Synopsys, Inc.(1)	2,201	559,802
Trade Desk, Inc. (The), Class A(1)	1,399	822,808
VMware, Inc., Class A(1)	2,269	358,252
Workday, Inc., Class A(1)	862	197,157
Zoom Video Communications, Inc., Class A(1)	5,279	1,750,147
		40,243,435
Specialty Retail — 6.6%
AutoNation, Inc.(1)	14,465	1,477,310
Best Buy Co., Inc.	25,373	2,949,358
Five Below, Inc.(1)	1,082	199,218
Floor & Decor Holdings, Inc., Class A(1)	1,978	194,457
Home Depot, Inc. (The)	1,152	367,384
Lowe's Cos., Inc.	27,585	5,374,386
O'Reilly Automotive, Inc.(1)	688	368,163
RH(1)	570	365,399
TJX Cos., Inc. (The)	2,961	199,986

Tractor Supply Co.	2,035	369,759
Ulta Beauty, Inc.(1)	4,906	1,694,336
Williams-Sonoma, Inc.	8,789	1,490,087
		15,049,843
Technology Hardware, Storage and Peripherals — 2.2%
Apple, Inc.	36,672	4,569,698
Seagate Technology Holdings plc	3,935	376,776
		4,946,474
Textiles, Apparel and Luxury Goods — 2.4%
Deckers Outdoor Corp.(1)	1,103	369,990
lululemon athletica, Inc.(1)	7,257	2,344,954
NIKE, Inc., Class B	16,035	2,188,136
Skechers USA, Inc., Class A(1)	4,213	200,118
Tapestry, Inc.(1)	8,321	373,530
		5,476,728
Trading Companies and Distributors — 0.3%
SiteOne Landscape Supply, Inc.(1)	2,257	388,294
W.W. Grainger, Inc.	798	368,804
		757,098
TOTAL COMMON STOCKS (Cost $200,436,450)		226,320,504
TEMPORARY CASH INVESTMENTS — 0.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost $410,855)	410,855	410,855
TOTAL INVESTMENT SECURITIES — 99.8% (Cost $200,847,305)		226,731,359
OTHER ASSETS AND LIABILITIES — 0.2%		343,353
TOTAL NET ASSETS — 100.0%		$227,074,712

NOTES TO SCHEDULE OF INVESTMENTS
(1)Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported NAV per share.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Trustees, or its delegate, deems appropriate. The fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund’s investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.